Other Receivables and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Other Payables [Abstract]
Schedule of Deposits & Other Receivables
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Deposits & other receivables
Rental deposit	6,312	101,680	25,054
Utility deposit	5,700	15,060	3,711
Other deposits	1,820	25,990	6,404
Other receivables	2,089,986	-	-
Deferred offering costs	763,342	366,228	90,237
	2,867,160	508,958	125,406

Schedule of Accrued Liabilities & Other Payables
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	405,792	592,860	146,079
Lease payable	8,757	1,514	374
Accrued operating expenses	749,764	1,038,668	255,924
Utilities payable	8,424	116,311	28,658
	1,172,737	1,749,353	431,035